Provisions - Summary of Non-current Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	$ 2,626	$ 4,198
Less current portion of provisions	(187)	(347)
Decommissioning and restoration provisions and other provisions	$ 2,439	$ 3,851